Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Abstract]
Federal tax at statutory rate	21.00%	21.00%
State income tax	(3.12%)	3.26%
R&D tax credit	0.79%	0.65%
Stock compensation expense	(0.07%)	(0.26%)
Interest on convertible notes	0.00%	(0.87%)
Unrealized gains and losses, net, for liability classified warrants	(0.59%)	0.29%
Unrealized gains and losses, net, for convertible debt	(5.20%)	(8.24%)
Realized gains and losses, net, for extinguishment of convertible debt	0.00%	(2.09%)
Adjustment to prior period federal deferred tax assets	(0.38%)	4.55%
Non-deductible expenses	(0.03%)	(0.02%)
Other	(0.68%)	0.00%
Change in valuation allowance	(11.72%)	(18.27%)
Total effective income tax rate	0.00%	0.00%